Note 4 - Inventories (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Notes Tables
Schedule of Inventory, Current [Table Text Block]

	June 30, 2020		December 31, 2019
	Amount	Gold Ounces	Amount	Gold Ounces
Materials and supplies	$5,043	—	$2,559	—
Merrill-Crowe in process	410	226	1,004	691
Carbon column in-process	2,209	1,397	478	474
Doré finished goods	1,641	885	412	278
Total	$9,303	2,508	$4,453	1,443

The following table provides the components of inventories and the estimated recoverable gold ounces therein (in thousands, except ounces):

	December 31, 2019		December 31, 2018
	Amount	Gold Ounces	Amount	Gold Ounces
Materials and supplies	$2,559	—	$1,582	—
Merrill-Crowe in process	1,004	691	—	—
Carbon column in-process	478	474	478	482
Doré finished goods	412	278	—	—
Total	$4,453	1,443	$2,060	482

Schedule of Inventory Ore on Leach Pads [Table Text Block]

	June 30, 2020		December 31, 2019
	Amount	Gold Ounces	Amount	Gold Ounces
Ore on leach pads	$28,180	17,825	$22,062	17,019